Grupo Santander (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of list of offshore territories
Santander presence in offshore territories at the end of 2025 is as follows:
Group presence in non-cooperative jurisdictions

Regulatory framework	Group presence in non-cooperative jurisdictions
	Subsidiaries	Branches
Spanish legislation[a]	—	3[b]
Council of the EU blacklist	—	—
OECD[c]	—	—
2025	—	3
2024	—	3
aAdditionally, there is one subsidiary constituted in Guernsey (in the process of winding up), but resident for tax purposes in the UK.
bThe Group has three branches in Jersey, the Isle of Man and the Cayman Islands. These jurisdictions are not included in the European Union’s October 2025 blacklist and fully comply with both OECD international standards on transparency and exchange of information for tax purposes (AEOI and EOIR).
cJurisdictions non-compliant with both OECD standards (AEOI and EOIR).